Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

29. Commitments and Contingencies

The Company leases buildings and equipment under various operating leases. Payments for the next five years ending December 31 and thereafter are as follows:

2016	$11,834
2017	9,672
2018	8,934
2019	6,793
2020	5,627
Thereafter	11,186
$54,046

The Company enters into various commitments in the normal course of business. At December 31, 2015, the Company has issued letters of credit amounting to $177,141 (2014 - $200,212) and performance bonds totaling $411,610 (2014 - $399,897). Letters of credit are made available to the Company through the consolidated facility and are included in the security offered by the Company to its lenders.

On the acquisition of IESI Corporation (“IESI”), the Company assumed various obligations which require the payment of additional amounts when certain negotiated events or business performance targets are achieved, including landfill expansion approval or target disposal volumes. The Company is obligated to pay certain sellers various amounts for achieving certain negotiated disposal volumes to a maximum of approximately $1,500. Amounts are accrued monthly, and paid from time-to-time in accordance with the underlying agreements, until certain targets are achieved, and the maximum obligation is satisfied. Any amounts paid up to the date the disposal volume threshold targets are met, reduce the threshold payment by a similar amount. The Company will record an adjustment to the purchase price allocation when the contingency is resolved and consideration is issued or becomes issuable. Landfill permits acquired on the acquisition of IESI were recorded at their fair values. Accordingly, future contingent payments made, in respect of landfill expansion approval or fulfilling disposal volume targets, are recorded to goodwill.

The Company has a disposal contract that requires it to meet specific disposal volume targets which expires on March 31, 2019. The volume requirements are based on an annual average. Should the Company not meet the required volume targets, the Company is required to make additional payments for the disposal volume shortfall. At December 31, 2015, the Company expects to meet its disposal volume target and accordingly no accrual has been made.

The Company has an accrued environmental liability consisting of remediation and 30 years of post-closure monitoring totaling $12,716 (2014 - $12,885) recorded in landfill closure and post-closure costs for an inactive landfill (hereinafter referred to as “Tantalo”), which the Company assumed as part of the IESI acquisition. The remediation work commenced in 2004, and the post-closure monitoring commenced in 2007. Tantalo is a landfill that stopped accepting waste in 1976 and was identified by the State of New York as an “Inactive Hazardous Waste Disposal Site”. During its period of operation, Tantalo received both municipal and industrial waste, some of which was found to exhibit “hazardous” characteristics as defined by the U.S. Resource Conservation and Recovery Act. Past activities at Tantalo have resulted in the release of hazardous wastes into the groundwater. A remediation program was developed for Tantalo in conjunction with the New York State Department of Environmental Conservation. The remediation program includes: installation of groundwater barriers, protective liner caps, leachate and gas collection systems, and storm-water drainage controls, as well as methods to accelerate the decontamination process. The cost of remediation requires a number of assumptions and estimates which are inherently difficult to estimate, and the outcome may differ materially from current estimates. However, management believes that its experience provides a reasonable basis for estimating its liability. As additional information becomes available, estimates are adjusted as applicable. It is possible that technological, regulatory or enforcement developments, the results of environmental studies, or other factors could necessitate the recording of additional liabilities which could be material. The estimated environmental remediation liabilities have not been reduced for possible recoveries from other potentially responsible third parties.

Progressive Waste Solutions of FL, Inc., a wholly owned subsidiary, and Progressive Waste Solutions Ltd. (collectively, ”Progressive”) have been named as defendants in a putative class action lawsuit filed in October 2015 (the “Complaint”) on behalf of current and former customers of Progressive who reside in the state of Florida.  The Complaint alleges Progressive charged customers a fuel surcharge and/or an environmental surcharge in violation of Florida’s Deceptive and Unfair Trade Practices Act (“FDUTPA”).  The alleged class period is four years prior to the filing of the Complaint (October 2011).

Progressive intends to vigorously defend the lawsuit and has filed motions to dismiss the Complaint in lieu of an Answer.  The action is in its infancy and no discovery has yet been conducted. Accordingly, Progressive cannot reasonably predict the outcome and no amounts have been accrued in the financial statements in respect of this matter.

The Company is also subject to certain lawsuits and other claims arising in the ordinary course of business. The outcome of these matters is subject to resolution. Based on management’s evaluation and analysis of these matters, the amounts of potential losses are accrued and management believes that any amount above the amounts accrued will not be material to the financial statements.

Purchase agreements

The Company owns a permit to construct a construction and demolition waste transfer station on land owned by it in Bradenton, Florida.  An additional payment of $2,500 is due to the sellers upon the transfer of the company or the property to any non-affiliate of WSI or upon obtaining all necessary permits to operate the transfer station.